Accounting estimates	12 Months Ended
Dec. 31, 2021
Accounting estimates
Accounting estimates

4             Accounting estimates

(i)Significant accounting estimates and judgements

The significant accounting estimates and judgements are as follows:

(a)Assessment of extension options and purchase options available in lease arrangements

Future lease payments during the lease term, measured at present value, include extension options and /or purchase options which are estimated by the Company as reasonably certain to apply. When assessing such options, the Company applies judgment, while considering all relevant aspects and circumstances, including its expected operational needs, to conclude whether it expects there will be an economic incentive to exercise such options. The assessment of those options affects the measurement of the related lease liabilities and their corresponding right-of-use assets, and in some circumstances, also the recognition of such liabilities and assets.

(b)Assessment of incremental borrowing rate applicable for lease arrangements

A lease liability is measured using the Company's applicable incremental borrowing rate, when the implicit rate is not readily determinable. The Company estimates its incremental borrowing rate, with the assistance of a third-party appraiser, based on credit rating derived from available debt transactions and their corresponding yield curves, while applying judgment in respect of the comparability of such debt transactions to the lease arrangements.

(c)Assessment of probability of contingent liabilities

Legal matters, including applications for class actions, are pending against the Company and/or its investees. Management evaluates based on the opinion of its legal advisors, whether it is more likely than not that an outflow of economic resources will be required in respect of potential liabilities under such legal matters. The developments and/or resolutions in such matters, including through either negotiations or litigation, are subject to a high level of uncertainty which could result in recognition, adjustment or reversal of a provision for such matters. For information in respect to the Company’s exposure to claims and legal matters, see Note 27 (Contingent liabilities).

(ii)Determination of fair values

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

4             Accounting estimates

(ii)Determination of fair values (cont’d)

(a)Non-derivative financial liabilities

See Note 29(a)(2).

(b)Cash Generating Unit for impairment testing

See Note 6.

(c)Financial assets measured at fair value through other comprehensive income

The fair value of financial assets classified as measured at fair value through other comprehensive income is measured based on their quoted prices on an active market.

(d)Share-based compensation arrangements

See Note 11(c).